Segment analysis - Reconciliation of loss to Adjusted EBITDA (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€) segment	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Segment analysis
Number of operating segments | segment		4	4
Number of reportable segments | segment		4	4
Reconciliation of (loss)/profit to Adjusted EBITDA
Profit/(loss) for the year	$ (263)	€ (226)	$ (263)	€ 31	$ 41	[1],[2]	€ (155)	$ (172)	[1],[2]
Income tax charge/(credit)			44		(40)	[1]		66	[1]
Net finance expense			654		671			681
Depreciation and amortization (Notes 8, 9)			714		687			561
Exceptional operating items (Note 4)			329		149			145
Adjusted EBITDA			$ 1,478		$ 1,508			$ 1,281

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements